LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long term debt	€ 5,759	€ 5,675
Less current portion	(830)	(4,532)
Long-term debt, non-current	4,930	1,143
France
Long term debt	4,848	4,394
JAPAN
Long term debt	786	900
GERMANY
Long term debt	111	193
United States
Long term debt		180
MALAYSIA
Long term debt	3	€ 8
KOREA
Long term debt	€ 11